Trade receivables	12 Months Ended
Mar. 31, 2026
Disclosure of Trade and other receivables [Abstract]
Trade receivables

16.    Trade receivables

Trade receivables as of March 31, 2026 and March 31, 2025 are stated net of allowance for doubtful receivables.  The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 38. Trade receivables consist of:

	March 31, 2026	March 31, 2025
Trade receivables from related parties	-	-
Other trade receivables	13,080	11,574
	13,080	11,574
Less: Allowance for doubtful receivables	(432)	(658)
Balance at the end of the year	12,648	10,916

The activity in the allowance for doubtful accounts receivable is given below:

	March 31, 2026	March 31, 2025
Balance at the beginning of the year	658	580
Add : Additional provision, net	164	195
Less : Bad debts written off	(396)	(118)
Add/(Less) : Effect of forex Adjustment	6	1
Balance at the end of the year	432	658